BASIC AND DILUTED NET LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
BASIC AND DILUTED NET LOSS PER SHARE
Schedule of basic and diluted net loss per share

	Six months ended
	June 30,
	2021	2022

	Unaudited

Net loss	$18,693	$27,743
Basic and diluted weighted-average number of Ordinary shares outstanding(*)	40,512,967	58,023,875
Net loss per Ordinary share, basic and diluted	$0.46	$0.48
(*)	Prior period results have been retroactively adjusted to reflect the 1 : 0.905292 stock split effected on March 7, 2022. See also note 4, shareholders’ equity (deficiency), for details.

	Year ended December 31,
	2019	2020	2021
Numerator:
Net loss attributable to Ordinary shareholders	$(8,367)	$(8,882)	$(27,271)

Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	33,815,448	40,274,935	40,534,697
Net loss per share attributable to ordinary shareholders, basic and diluted	(0.25)	(0.22)	(0.67)

Schedule of antidilutive securities excluded from net loss per share

	Year ended December 31,
	2019	2020	2021
Convertible preferred shares	7,229,885	13,739,186	13,739,186
Outstanding share options	4,371,668	4,724,414	6,046,769
RSU	—	—	1,031,250
Warrant to Preferred A shares	3,614,960	3,880,777	3,880,777
Warrants	8,436,578	651,067	651,067
	23,653,091	22,995,444	25,349,049